Supplement to the currently effective Statement of Additional Information for each of the following Funds:


Classic Growth Fund                                          Scudder Large Company Value Fund
Global Discovery Fund                                        Scudder Latin America Fund
Scudder 21st Century Growth Fund                             Scudder Managed Municipal Bonds
Scudder Balanced Fund                                        Scudder Massachusetts Tax Free Fund
Scudder California Tax Free Fund                             Scudder Medium Term Tax Free Fund
Scudder Capital Growth Fund                                  Scudder Money Market Series
Scudder Cash Investment Trust                                Scudder New York Tax Free Fund
Scudder Development Fund                                     Scudder Pacific Opportunities Fund
Scudder Emerging Markets Growth Fund                         Scudder Pathway Series: Moderate Portfolio
Scudder Emerging Markets Income Fund                         Scudder Pathway Series: Conservative Portfolio
Scudder Global Bond Fund                                     Scudder Pathway Series: Growth Portfolio
Scudder Global Fund                                          Scudder S&P 500 Index Fund
Scudder GNMA Fund                                            Scudder Select 1000 Growth Fund
Scudder Gold Fund                                            Scudder Select 500 Fund
Scudder Greater Europe Growth Fund                           Scudder Short Term Bond Fund
Scudder Growth and Income Fund                               Scudder Small Company Stock Fund
Scudder Health Care Fund                                     Scudder Small Company Value Fund
Scudder High Yield Opportunity Fund                          Scudder Tax Free Money Fund
Scudder High Yield Tax Free Fund                             Scudder Technology Innovation Fund
Scudder Income Fund                                          Scudder U.S. Treasury Money Fund
Scudder International Fund                                   Value Fund
Scudder Large Company Growth Fund



The  following   information  replaces  similar  disclosure  in  the  "Portfolio
Transactions - Brokerage Commissions" section of each Fund's Statement of Additional Information:

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


[CODE]
May 23, 2001